Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000252256 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000252256 [Member] | SAAB AB [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252256 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000252256 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252256 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252256 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000252256 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252256 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252256 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000252256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000252256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000252256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000252256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000252256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000252256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000252256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000252257 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000252257 [Member] | SAAB AB [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252257 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000252257 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252257 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252257 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000252257 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252257 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252257 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252257 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000252257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000252257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000252257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000252257 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000252257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000252257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000252257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%